MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2017
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES

(in thousands of $)	2017	2016
Balance at start of period	8,428	13,853
Shares acquired	46,100	—
Shares disposed of	(20,493)	—
Impairment loss	—	(7,233)
Unrealized loss recorded in other comprehensive income	1,718	1,808
	35,753	8,428

The company acquired 10.9 million shares in DHT Holdings in the three months ended March 31 2017 at an average price of $4.23 per share. During the first quarter, 1.7 million of the acquired shares were disposed of resulting in a profit on disposal of $0.8m recognized in the Statement of Operations. In the second quarter the Company sold a further 3.2 million shares in DHT for proceeds of $13.8 million recognizing a further gain of $0.5 million in the second quarter.

In the period ended June 30, 2017, the Company recognized a mark to market loss of $0.5m in relation to the shareholding in DHT in Other Comprehensive Income.

In the period ended June 30, 2017, the Company recognized a mark to market gain of $2.5 million in relation to the 1.3 million shares held in Golden Ocean Group Ltd in Other Comprehensive Income.

In the period ended June 30, 2017, the Company recognized a mark to market loss of $0.2 million in relation to the 0.4 million shares held in Avance Gas Holdings Ltd in Other Comprehensive Income.

In the period ended June 30, 2017, the Company recognized a mark to market loss of $0.1 million in relation to the 0.1 million shares held in Ship Finance International Ltd in Other Comprehensive Income.